SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of detailed information about royalty and other property interest by location [Table Text Block]
ROYALTY AND OTHER PROPERTY INTERESTS	December 31, 2020	December 31, 2019
Canada	$3,220	$—
U.S.A.	12,694	14,163
Sweden	438	438
Turkey	—	233
Finland	260	—
Chile	1,684	—
Serbia	200	200
Total	$18,496	$15,034

Disclosure of detailed information about property and equipment by location [Table Text Block]
PROPERTY AND EQUIPMENT	December 31, 2020	December 31, 2019
Sweden	$58	$54
U.S.A.	688	590
Total	$746	$644

Disclosure of detailed information about royalty revenue by location [Table Text Block]
ROYALTY REVENUE	December 31, 2020	December 31, 2019
U.S.A.	$1,414	$896
Sweden	64	53
Turkey	—	490
Total	$1,478	$1,439